Borrowings and Capital Lease Obligations - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended		1 Months Ended	0 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 30, 2013	Jul. 22, 2013	Sep. 03, 2013	Jun. 30, 2014	Mar. 31, 2014
Debt Instrument [Line Items]
Long term debt	$ 27,894,077	$ 17,950,911	$ 17,504,090
Line of credit collateralized		1,000,000
Permitted merger or acquisition consideration amount	1,000,000
Sale of assets, maximum limit	100,000
Percentage of prepayment on excess cash flow	30.00%
Prepayment penalty percentage on term loan prior to first Anniversary	2.00%
Prepayment penalty percentage on term loan after first anniversary	1.50%
Prepayment penalty percentage on term loan after second anniversary	1.00%
Senior debt ratio	1.79
Senior debt service coverage ratio	2.09
Adjusted senior debt service coverage ratio	1.31
Restriction on indebtedness in trade payable, maximum	500,000
Restriction on indebtedness in unsecured debt, maximum	100,000
Amount of judgment triggering default	150,000
Debt default, description	In addition to the general defaults of failure to perform our obligations under the Loan Agreement, events of default also include the occurrence of a change in control, as defined, and the loss of our Medicare or Medicaid certification, collateral casualties, entry of a judgment of $150,000 or more, failure of first liens on collateral and the termination of any of our management agreements that represent more than 10% of our management fees for the preceding 18 month period. In the event of a monetary default, all of our obligations due under the SNB Credit Facility shall become immediately due and payable. In the event of a non-monetary default, we have 10 days or in some cases three days to cure before BankSNB has the right to declare our obligations due under the SNB Credit Facility immediately due and payable.
Monthly principal and interest payments		15,608
Short term debt	253,530	5,664,827	2,007,597
Debt instrument	1,400,000	1,400,000
Notes payable assumed		2,032,098
Debt service coverage ratio description		Debt Service Coverage Ratio of 1.05 to 1 and increasing to 1.1 to 1 by December 31, 2013; 1.15 to 1 by March 31, 2014; and 1.2 to 1 by June 30, 2014;
Debt service coverage ratio		105.00%
Changes in debt service coverage ratio		110.00%
Affiliated Entity
Debt Instrument [Line Items]
Debt instrument applicable margin		1.50%
Floor variable rate of interest		6.25%
Monthly principal and interest payments		107,821
Affiliated ASC
Debt Instrument [Line Items]
Monthly principal and interest payments		19,683
Debt instrument fixed rate of interest		2.75%
Line of credit
Debt Instrument [Line Items]
Debt instrument applicable margin		1.00%
Floor variable rate of interest		7.00%
Borrowing under the line of credit		104,000	569,000
Unsecured Notes Payable
Debt Instrument [Line Items]
Debt instrument maturity date				Nov. 30, 2014
Monthly principal and interest payments		7,219		8,035
Debt instrument fixed rate of interest		6.00%		10.13%
Short term debt				91,329
Debt principal amount outstanding		76,957
Debt amount outstanding related to payment of rent		22,653
Note payable - S&H Leasing
Debt Instrument [Line Items]
Debt instrument maturity date					Aug. 01, 2014
Debt instrument fixed rate of interest					11.50%
Working Capital Loan
Debt Instrument [Line Items]
Debt instrument maturity date		Oct. 31, 2014
Debt instrument applicable margin		1.00%
Floor variable rate of interest		5.00%
Monthly principal and interest payments		3,333
Insurance premium financings
Debt Instrument [Line Items]
Monthly principal and interest payments		26,118
Note payable - FHA
Debt Instrument [Line Items]
Debt instrument applicable margin						2.00%
Monthly principal and interest payments						48,029
Notes payable assumed					1,200,000
Notes payable interest rate, Minimum					5.25%
Notes payable interest rate, Maximum					8.00%
Note payable - FHA | Promissory note
Debt Instrument [Line Items]
Debt instrument fixed rate of interest					7.00%
Debt instrument					2,000,000
Note payable - FHA | Senior Lender
Debt Instrument [Line Items]
Monthly principal and interest payments					11,628
Debt instrument fixed rate of interest					6.75%
Notes Payable to Banks
Debt Instrument [Line Items]
Debt instrument maturity date					Aug. 31, 2014
Debt instrument fixed rate of interest					10.00%
Issue of notes payable					5,100,000
Payment of balance plus accrued interest					728,571
Note payable - working capital
Debt Instrument [Line Items]
Monthly principal and interest payments		17,609
Note payable - working capital | Senior Lender
Debt Instrument [Line Items]
Short term debt		2,814,027	778,287
Legacy Bank
Debt Instrument [Line Items]
Legacy Debt		11,480,000	11,540,000
Minimum Tangible Net Worth		11,100,000
Percentage of minimum tangible net worth		50.00%
Short Term Loan One
Debt Instrument [Line Items]
Debt instrument maturity date		Mar. 31, 2014
Debt instrument applicable margin		1.50%
Floor variable rate of interest		6.50%
Short Term Loan Two
Debt Instrument [Line Items]
Debt instrument maturity date		Jul. 31, 2014
Debt instrument applicable margin		3.75%
Floor variable rate of interest		7.00%
THE Investment LLC
Debt Instrument [Line Items]
Monthly principal and interest payments		15,913
Minimum
Debt Instrument [Line Items]
Senior debt service coverage ratio	1.30
Adjusted senior debt service coverage ratio	1.05
Minimum | Insurance premium financings
Debt Instrument [Line Items]
Debt instrument maturity date		Feb. 28, 2014
Debt instrument fixed rate of interest		3.00%
Minimum | Note payable - working capital
Debt Instrument [Line Items]
Debt instrument fixed rate of interest		5.25%
Minimum | THE Investment LLC
Debt Instrument [Line Items]
Debt instrument fixed rate of interest		4.60%
Maximum
Debt Instrument [Line Items]
Senior debt ratio	3.00
Maximum | Insurance premium financings
Debt Instrument [Line Items]
Debt instrument maturity date		Sep. 30, 2014
Debt instrument fixed rate of interest		3.90%
Maximum | Note payable - working capital
Debt Instrument [Line Items]
Debt instrument fixed rate of interest		6.50%
Maximum | THE Investment LLC
Debt Instrument [Line Items]
Debt instrument fixed rate of interest		8.00%
Scenario forecast
Debt Instrument [Line Items]
Changes in debt service coverage ratio							120.00%	115.00%
Note Payable
Debt Instrument [Line Items]
Monthly principal and interest payments		156,912
Note Payable | Minimum
Debt Instrument [Line Items]
Debt instrument applicable margin		1.00%
Floor variable rate of interest		5.50%
Note Payable | Maximum
Debt Instrument [Line Items]
Debt instrument applicable margin		1.50%
Floor variable rate of interest		7.00%
Capital lease obligations
Debt Instrument [Line Items]
Long term debt	1,173,403	2,477,985	4,879,886
Monthly principal and interest payments		129,989
Capital lease obligations | Minimum | Computer and medical equipment
Debt Instrument [Line Items]
Debt instrument fixed rate of interest		4.80%
Capital lease obligations | Maximum | Computer and medical equipment
Debt Instrument [Line Items]
Debt instrument fixed rate of interest		13.70%
Term Loan
Debt Instrument [Line Items]
Long term debt							27,500,000
Debt instrument maturity date	Jun. 30, 2021
Debt instrument applicable margin	4.25%
Term Loan | First Four Quarterly Payments
Debt Instrument [Line Items]
Quarterly principal payment	875,000
Term Loan | Subsequent Quarterly Payments
Debt Instrument [Line Items]
Quarterly principal payment	1,000,000
Revolving Loan
Debt Instrument [Line Items]
Line of credit collateralized	$ 2,500,000						2,500,000
Debt instrument maturity date	Jun. 30, 2016
Debt instrument applicable margin	3.75%